UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) ¥ in Thousands	Sep. 30, 2022 CNY (¥) shares	Sep. 30, 2022 $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares
Accounts receivable, allowance for credit loss | ¥	¥ 149		¥ 467
Prepayments and other current assets, allowance for credit losses | ¥	14,172		2,192
Other noncurrent assets, allowance for credit losses | ¥	¥ 7,468		¥ 3,757
Ordinary shares, shares issued	1,953,820,766		1,929,562,426
Ordinary shares, shares outstanding	1,953,820,766		1,929,562,426
Class A Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	4,500,000,000		4,500,000,000
Ordinary shares, shares issued	1,728,765,894		1,709,903,330
Ordinary shares, shares outstanding	1,598,008,686		1,573,750,346
Class B Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	500,000,000		500,000,000
Ordinary shares, shares issued	355,812,080		355,812,080
Ordinary shares, shares outstanding	355,812,080		355,812,080